Income Taxes - Schedule of Components of Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Loss Before Income Taxes [Abstract]
Federal	$ (66,330)	$ (56,745)
Foreign	937	(975)
Total loss before taxes	$ (65,393)	$ (57,720)